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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the quarter ended August 31, 2007. These four series have a May 31 fiscal year end.

Date of reporting period: August 31, 2007

Item 1 – Schedule of Investments

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.9%
AIRPORT 10.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,000,000	$2,101,800
Atlanta, GA Arpt. RRB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC)	1,000,000	1,046,480
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A, 5.50%, 05/01/2011, (Insd. by FSA) ‡	2,000,000	2,094,280
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2019, (Insd. by AMBAC) ‡	1,000,000	1,030,170
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,815,223

		8,087,953

EDUCATION 4.0%
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No.1, Ser. B, 5.00%, 12/01/2025	2,140,000	2,194,741
Greenwood, SC Sch. Facs, Inc. RRB, Greenwood Sch. Dist. No. 50, 5.00%, 12/01/2021	1,000,000	1,039,790

		3,234,531

ELECTRIC REVENUE 6.5%
Missouri Muni. Power Agcy. RB, Plum Point Proj., 5.00%, 01/01/2017	3,000,000	3,156,330
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,025,760

		5,182,090

GENERAL OBLIGATION – LOCAL 6.7%
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,013,580
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,196,650
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	778,740
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	455,000	547,438
7.50%, 03/01/2016, (Insd. by MBIA)	685,000	854,024
Victoria, TX Independent Sch. Dist. GO, 5.00%, 02/15/2028, (Gtd. by PSF)	1,000,000	1,021,900

		5,412,332

GENERAL OBLIGATION – STATE 2.2%
District of Columbia GO:
5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,062,560
Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	736,923

		1,799,483

HOSPITAL 21.6%
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,020,940
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,959,108
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,106,180
5.625%, 10/01/2017	2,000,000	2,100,440
5.75%, 10/01/2018	2,500,000	2,638,050
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,397,284
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,217,095
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	338,875
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,540,875
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA & FHA)	1,000,000	1,024,340
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,057,450

		17,400,637

HOUSING 8.6%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	1,000,000	1,024,590
California Hsg. Fin. Agcy. MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	673,899
California Hsg. Fin. Agcy. SFHRB:
Ser. A-1, Class III, 5.70%, 08/01/2011	100,000	101,223
Ser. D, 4.40%, 02/01/2018, (Insd. by FGIC)	1,000,000	969,390
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	300,000	303,285

1

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	$1,000,000	$1,018,950
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	40,000	40,048
Idaho Hsg. Fin. Assn. SFHRB, Ser. B-2, 6.00%, 07/01/2014	685,000	695,604
Mississippi Home Corp. SFHRB, Ser. B-2:
4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	990,000	950,776
4.625%, 12/01/2023, (Insd. by FHLMC, FNMA & GNMA)	990,000	937,352
New York Hsg. Fin. Agcy. MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,630
Utah Hsg. Fin. Agcy. SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	120,000	121,222

		6,901,969

INDUSTRIAL DEVELOPMENT REVENUE 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	65,000	65,186

LEASE 7.4%
Charlotte, NC COP, Convention Facs. Proj., 5.00%, 12/01/2023	2,740,000	2,820,035
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,217,970
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,588,095
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	344,772

		5,970,872

MISCELLANEOUS REVENUE 5.0%
Aleutians East Burough Alaska RB, Aleutian Pribilof Islands, Inc. Proj.:
5.00%, 06/01/2020	1,000,000	984,190
5.50%, 06/01/2025	1,000,000	1,006,120
Los Angeles, CA Harbor Dept. RB, 5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,000,000	2,022,208

		4,012,518

PRE-REFUNDED 1.1%
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	45,000	54,423
7.50%, 03/01/2016, (Insd. by MBIA)	65,000	81,045
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	702,549
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	28,714

		866,731

RESOURCE RECOVERY 0.1%
Islip, NY Resource Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	111,512

SALES TAX 1.6%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2015	1,200,000	1,279,668

SPECIAL TAX 1.4%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	500,000	507,160
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	614,945

		1,122,105

STUDENT LOAN 2.5%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,017,670
Massachusetts Edl. Fin. Loan Auth. RB, Ser. A, 4.60%, 01/01/2022, (Insd. by AMBAC)	1,000,000	963,120

		1,980,790

TOBACCO REVENUE 1.3%
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	1,000,000	1,057,880

TRANSPORTATION 17.4%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.875%, 06/01/2031	2,000,000	2,052,740
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,023,530
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	2,000,000	2,131,600

2

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
South Carolina Trans. Infrastructure RB, Ser. A:
5.00%, 10/01/2018	$2,000,000	$2,117,080
5.00%, 10/01/2021	1,000,000	1,043,730
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	4,500,000	5,640,930

		14,009,610

UTILITY 1.3%
Main Street Natural Gas, Inc. of Georgia RB, Gas Proj., Ser. A, 5.00%, 03/15/2016	1,000,000	1,034,820

Total Municipal Obligations (cost $77,759,683)		79,530,687

	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø (cost $2,726,216)	2,726,216	2,726,216

Total Investments (cost $80,485,899) 102.3%		82,256,903
Other Assets and Liabilities (2.3%)		(1,830,361)

Net Assets 100.0%		$80,426,542

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

At August 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$2,544,000	0.01%-0.49%	$5,146,658

3

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2007:

South Carolina	13.3%
Ohio	9.9%
New York	7.1%
Wisconsin	6.9%
Texas	5.4%
District of Columbia	5.1%
Illinois	4.9%
California	4.5%
Florida	4.2%
Missouri	3.9%
Georgia	3.8%
Alaska	3.7%
North Carolina	3.5%
Indiana	3.2%
Pennsylvania	2.6%
Massachusetts	2.4%
Mississippi	2.3%
Minnesota	1.9%
Alabama	1.6%
Oklahoma	1.5%
Kansas	1.3%
Colorado	1.3%
New Mexico	1.3%
Idaho	0.9%
Utah	0.1%
Non-state specific	3.4%

100.0%

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $80,497,591. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,370,342 and $611,030, respectively, with a net unrealized appreciation of $1,759,312.

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.1%
AIRPORT 3.9%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,495,000	$2,621,995
Atlanta, GA Arpt. RRB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC)	11,790,000	12,337,999
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:
5.50%, 11/01/2020, (Insd. by MBIA) ‡	12,000,000	12,608,280
5.50%, 11/01/2021, (Insd. by FSA) ‡	5,680,000	5,947,755
Dallas-Fort Worth, TX Intl. Arpt. RRB, Ser. A, 5.50%, 11/01/2031, (Insd. by FGIC)	1,500,000	1,532,655
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F:
5.00%, 01/01/2019, (Insd. by AMBAC) ‡	1,550,000	1,596,764
5.00%, 01/01/2020, (Insd. by AMBAC) ‡	8,460,000	8,672,008
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,109,880

		47,427,336

COMMUNITY DEVELOPMENT DISTRICT 2.0%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	3,956,440
6.00%, 07/01/2030	7,930,000	7,899,945
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,333,497
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,399,381
5.10%, 09/01/2018	2,500,000	2,427,100
5.125%, 09/01/2019	2,975,000	2,861,504
5.15%, 09/01/2020	2,105,000	2,006,402

		24,884,269

CONTINUING CARE RETIREMENT COMMUNITY 7.6%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	761,028
Clarence, NY Indl. Dev. Agcy. RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,665,000	2,862,503
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,910,300
Health Fin. Dev. Corp. of Central Texas, Retirement Facs. RB, Vlg. at Gleannloch Farms, Ser. A:
5.50%, 02/15/2027	1,150,000	1,088,256
5.50%, 02/15/2037	1,850,000	1,703,702
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc., Ser. A, 5.50%, 11/15/2027	2,000,000	1,883,620
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	5,000,000	4,780,850
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B:
4.75%, 01/01/2013	500,000	490,515
5.00%, 01/01/2017	9,535,000	9,230,357
Massachusetts Dev. Fin. Agcy. RB:
Linden Ponds, Inc. Facs., Ser. A, 5.75%, 11/15/2035	2,000,000	1,926,920
Orchard Cove Proj.:
5.00%, 10/01/2017	1,350,000	1,295,190
5.00%, 10/01/2018	515,000	489,307
5.00%, 10/01/2019	550,000	519,662
North Carolina Med. Care Commission Retirement Facs. RRB, United Methodist Retirement Homes, Ser. C, 5.125%, 10/01/2019	1,300,000	1,232,023
Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian Retirement, Ser. B, ARS, 6.00%, 11/01/2035, (Insd. by Radian Group, Inc. & SPA: Bank of America Corp.)	15,000,000	15,000,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RRB:
Abbey Delray South Proj., 5.30%, 10/01/2007	1,000,000	1,000,650
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,776,207
South Carolina Jobs EDA Hlth. Care Facs. RRB, First Mtge. Lutheran Homes, 5.50%, 05/01/2028	2,200,000	2,060,608
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	994,530
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,492,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,391,712
CC Young Mem. Home Proj., 5.75%, 02/15/2029	1,500,000	1,451,520
Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,553,415
6.00%, 11/15/2036	6,500,000	6,566,560

1

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	$3,500,000	$3,654,840
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	7,500,000	7,297,050
5.625%, 01/01/2038	4,100,000	3,924,561
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	5,968,600

		93,306,486

EDUCATION 3.9%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RRB, Duquesne Univ., Ser. B, 5.00%, 03/01/2019, (Insd. by XL Capital Assurance, Inc.)	1,510,000	1,575,625
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,368,047
Boulder Cnty., CO Dev. RB, Atmospheric Research, 5.00%, 09/01/2027, (Insd. by MBIA)	1,880,000	1,910,738
Calcasieu Parish, LA Pub. Trust Auth. Student Lease RB, McNeese Student Hsg. Proj., 5.25%, 05/01/2033, (Insd. by MBIA)	1,295,000	1,322,273
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	1,000,000	1,061,300
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.00%, 12/01/2023	9,105,000	9,321,062
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,347,073
Colorado Edl. & Cultural Facs. Auth. RB, Regis Univ. Proj., 5.00%, 06/01/2024, (Insd. by Radian Group, Inc.)	1,695,000	1,643,624
Colorado Edl. & Cultural Facs. Auth. RRB, Univ. of Denver Proj., Ser. B, 5.25%, 03/01/2023, (Insd. by FGIC)	1,620,000	1,712,065
Connecticut Hlth. & Edl. Facs. Auth. RB, Yale Univ., Ser. W, 5.125%, 07/01/2027	2,700,000	2,747,763
Conway, AR Pub. Facs. Board Capital Impt. RRB, Hendrix College Proj., Ser. A, 5.00%, 10/01/2026	1,000,000	1,001,290
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,204,750
Rhode Island Hlth. & Edl. Bldg. Corp. RB, Higher Ed. Facs., Salve Regina Univ., 5.125%, 03/15/2032, (Insd. by Radian Group, Inc.)	1,500,000	1,426,635
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,726,863
5.125%, 06/01/2023	1,000,000	987,690
5.125%, 06/01/2024	1,000,000	983,910
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,023,022
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa:
5.25%, 10/01/2021	4,055,000	4,193,924
5.25%, 10/01/2026	1,135,000	1,159,618
University of Missouri, Board of Curators Sys. Facs. RB, Ser. A, 5.00%, 11/01/2021	1,000,000	1,065,370
University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,955,611
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,317,147
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,029,000

		47,084,400

ELECTRIC REVENUE 1.9%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	12,618,800
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	568,610
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,114,368
Ser. B:
5.00%, 01/01/2012	5,620,000	5,602,297
5.00%, 01/01/2013	2,855,000	2,806,351
5.00%, 01/01/2014	1,100,000	1,075,426

		23,785,852

2

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 8.3%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	$2,000,000	$2,316,900
Aldine, TX Independent Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2019, (Gtd. by PSF)	2,550,000	2,671,074
Carrollton, TX Farmers Branch Independent Sch. Dist. Refunding GO, 4.50%, 02/15/2019	5,535,000	5,559,908
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,607,782
7.10%, 12/01/2013	2,000,000	2,355,560
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd. by AMBAC)	5,000,000	5,335,900
Judson, TX Independent Sch. Dist. Refunding GO, Sch. Bldg. Proj.:
5.00%, 02/01/2016, (Gtd. by PSF)	1,000,000	1,060,410
5.00%, 02/01/2018, (Gtd. by PSF)	1,000,000	1,053,620
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,862,461
Lamar, TX Cons. Independent Sch. Dist. GO, Schoolhouse Proj.:
5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,047,480
5.00%, 02/15/2020, (Gtd. by PSF)	1,000,000	1,042,050
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,663,280
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H:
5.00%, 07/01/2018, (Insd. by FSA)	3,440,000	3,666,765
5.00%, 07/01/2019, (Insd. by FSA)	7,000,000	7,420,840
New York, NY GO:
Ser. A1, 5.00%, 08/01/2022	12,000,000	12,455,760
Ser. G:
5.00%, 08/01/2020	10,000,000	10,403,600
5.00%, 12/01/2021	10,000,000	10,349,500
5.00%, 12/01/2022	5,000,000	5,168,500
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	460,000	553,454
Prince Georges Cnty., MD Cons. Pub. Impt. GO, Ser. A, 5.00%, 07/15/2020	10,240,000	10,844,979
Puerto Rico Refunding GO, Pub. Impt.:
Ser. A, 5.50%, 07/01/2018, (Insd. by FGIC)	2,000,000	2,228,000
Ser. C, 6.00%, 07/01/2013	1,000,000	1,016,500
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,080,500
Sunnyvale, TX Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2027, (Gtd. by PSF)	5,495,000	5,615,340

		101,380,163

GENERAL OBLIGATION – STATE 1.9%
California GO:
5.00%, 10/01/2022	700,000	713,804
5.00%, 03/01/2026	10,465,000	10,653,579
5.50%, 11/01/2033	1,200,000	1,255,368
California Refunding GO, 5.00%, 08/01/2019	5,000,000	5,230,650
District of Columbia GO, 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,769,163
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,299,627
Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,017,350
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,134,040

		23,073,581

HOSPITAL 17.8%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,547,640
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020	5,000,000	4,915,500
California Hlth. Facs. Fin. Auth. RB, Sutter Hlth., Ser. A, 5.00%, 11/15/2042 #	5,000,000	4,942,450
Charlotte-Mecklenburg, NC Hosp. Auth. Hlth. Care Sys. RRB, Ser. A, 5.00%, 01/15/2020	5,235,000	5,416,864
Chatham Cnty., GA Hosp. Auth. RB, Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	1,000,000	1,035,330
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.10%, 12/01/2011, (Insd. by ACA)	1,220,000	1,215,706
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	2,132,542
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,678,266

3

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RB, Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	$1,770,000	$1,795,081
Colorado Hlth. Facs. Auth. RRB:
Adventist Hlth. Sunbelt, Ser. D:
5.25%, 11/15/2027	12,000,000	12,138,720
5.25%, 11/15/2035	7,000,000	7,024,780
Evangelical Lutheran Hlth. Facs., 5.25%, 06/01/2023	1,000,000	1,007,590
Cuyahoga Cnty., OH RRB, Cleveland Clinic Hlth. Sys., Ser. A, 5.50%, 01/01/2029	1,000,000	1,037,240
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2016	2,000,000	1,992,820
5.00%, 12/01/2017	3,655,000	3,620,643
5.00%, 12/01/2019	1,030,000	1,005,053
5.00%, 12/01/2020	2,500,000	2,424,425
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,249,200
Halifax, FL Med. Ctr. RRB, Ser. A:
5.25%, 06/01/2018	2,675,000	2,710,363
5.25%, 06/01/2020	3,000,000	3,012,270
5.25%, 06/01/2021	3,000,000	3,001,830
5.25%, 06/01/2026	1,805,000	1,771,084
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,064,575
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
5.50%, 02/15/2013, (Insd. by FSA) ‡	2,685,000	2,833,457
5.50%, 02/15/2014, (Insd. by FSA) ‡	2,830,000	2,983,329
5.50%, 02/15/2015, (Insd. by FSA) ‡	1,735,000	1,824,527
5.50%, 02/15/2016, (Insd. by FSA) ‡	3,150,000	3,331,534
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RB:
5.00%, 02/15/2020, (Gtd. by Merrill Lynch & Co., Inc.) ‡	3,000,000	3,020,490
5.00%, 02/15/2021, (Gtd. by Merrill Lynch & Co., Inc.) ‡	2,500,000	2,508,500
5.00%, 02/15/2022, (Gtd. by Merrill Lynch & Co., Inc.) ‡	8,750,000	8,755,775
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012	4,300,000	4,501,756
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,200,150
Lee Cnty., FL Mem. Hlth. Sys. RB, Ser. A, 5.00%, 04/01/2027	4,205,000	4,168,543
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	5,000,000	5,276,100
Maricopa Cnty., AZ IDA Hlth. Facs. RRB, Catholic Healthcare West, Ser. A:
5.00%, 07/01/2016	4,250,000	4,362,667
5.00%, 07/01/2017	4,000,000	4,093,360
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,424,628
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,077,983
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,060,160
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,728,687
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,253,653
Mississippi Hosp. Equipment & Facs. Auth RRB, Baptist Mem. Hlth. Care, Ser. B-1, 5.00%, 09/01/2024	1,000,000	980,930
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,115,000
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,925,950
Orange Cnty., FL Hlth. Facs. Auth. RRB:
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	2,390,000	2,516,073
Orlando Regl. Hlth. Care Sys.:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,314,691
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,362,600
Reno, NV Hlth. Facs. RRB, Catholic Healthcare West, Ser. A, 5.25%, 07/01/2031	10,000,000	9,972,300
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	825,000	956,810
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,088,455
6.00%, 11/15/2035	5,000,000	5,109,850

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	$1,750,000	$1,888,828
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A:
5.00%, 02/15/2021	5,000,000	5,075,200
5.00%, 02/15/2023	10,000,000	10,089,800
Vigo Cnty., IN Hosp. Auth. RB, Union Hosp., Inc., 5.70%, 09/01/2037	2,000,000	1,882,640
Ward Cnty., ND Hlth. Care Facs. RB, Trinity Obligated Group, 5.125%, 07/01/2029	3,200,000	3,052,224
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	796,695
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,287,250
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,949,555

		216,510,122

HOUSING 7.0%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	2,800,000	2,868,852
California Hsg. Fin. Agcy. SFHRB, Ser. D:
4.40%, 02/01/2018, (Insd. by FGIC)	2,300,000	2,229,597
4.40%, 08/01/2018, (Insd. by FGIC)	3,310,000	3,204,941
Chicago Heights, IL Residential Mtge. SFHRB, 0.00%, 06/01/2009 ¤	15,000	13,227
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	55,000	56,351
Colorado HFA SFHRB:
Sr. Ser. A-1, 7.40%, 11/01/2027	15,000	15,219
Sr. Ser. D-2, 6.90%, 04/01/2029	515,000	532,788
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	1,150,000	1,160,810
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	480,000	486,874
Florida Hsg. Fin. Corp. SFHRB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	130,000	130,766
General Motors Acceptance Corp. Muni. Mtge. Trust, Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,482,115
Georgia HFA SFHRB:
Ser. C, 4.90%, 12/01/2022	2,000,000	1,961,960
Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	744,706
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 4.50%, 05/01/2040, (Insd. by FHLMC, FNMA & GNMA)	2,997,896	3,060,222
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by GNMA)	665,000	665,000
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	690,000	704,593
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,405,000	1,428,660
Kentucky Hsg. Corp. RB, Ser. H, 4.80%, 07/01/2022	2,000,000	1,939,980
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,716,100
Ser. P:
4.20%, 09/01/2015	1,700,000	1,671,100
4.30%, 09/01/2017	1,990,000	1,926,459
4.45%, 09/01/2021	2,500,000	2,347,375
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	98,333
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,671
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,625,000	2,646,184
Mississippi Home Corp. SFHRB:
Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	695,000	697,940
Ser. B-2, 4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	4,960,000	4,763,485
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,389
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	50,000	50,452
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	240,000	242,395
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,133,109
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB:
Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,330,075
Ser. 29-A, 4.35%, 07/01/2017	1,000,000	969,720
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. by GNMA)	545,000	551,208
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030, (Insd. by FNMA & GNMA)	865,000	868,244

5

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
South Carolina Hsg. Fin. & Dev. Auth. RB, Ser. A-2, 6.35%, 07/01/2019, (Insd. by FSA)	$980,000	$1,009,655
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	970,000	997,150
Tennessee HDA RB, Homeownership Program, 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,110,000	1,123,575
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	65,000	65,881
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.75%, 04/01/2017	2,900,000	2,904,321
4.80%, 04/01/2018	3,000,000	2,997,420
4.80%, 10/01/2018	3,000,000	2,997,330
4.85%, 04/01/2019	3,100,000	3,095,784
4.85%, 10/01/2019	3,100,000	3,092,870
4.95%, 04/01/2021	3,300,000	3,274,095
Virginia HDA RB, Rental Hsg., Ser. D:
4.375%, 07/01/2018	3,025,000	2,915,979
4.50%, 07/01/2023	5,525,000	5,144,714
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	515,000	516,015

		85,939,689

INDUSTRIAL DEVELOPMENT REVENUE 6.9%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	3,097,650
Charles City Cnty., VA IDA Solid Waste Disposal Facs. RRB, Waste Mgmt. of Virginia, Inc. Proj., 4.875%, 02/01/2009	1,000,000	1,000,300
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,604,325
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co., Ser. B, 5.875%, 06/01/2017	1,500,000	1,594,350
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,050,000	4,195,719
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,002,590
5.50%, 01/01/2015	5,000,000	5,001,850
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,026,800
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.35%, 05/01/2039, (Gtd. by Cinergy Corp.)	15,000,000	15,000,000
Hillsborough Cnty., FL IDA PCRRB, Tampa Elec. Co. Proj., 5.10%, 10/01/2013	4,575,000	4,671,029
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,002,300
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	4,016,000
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	251,338
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,060,150
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,354,171
Ohio Water Dev. Auth. Solid Waste RB, Allied Waste NA, Inc. Proj., Ser. A, 5.15%, 07/15/2015	3,000,000	2,944,680
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,497,611
Richland Cnty., SC Env. Impt. RRB, Intl. Co. Proj., Ser. A, 4.60%, 09/01/2012 #	1,000,000	1,001,420
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,086,120

		84,408,403

LEASE 1.0%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,571,404
5.00%, 12/01/2022	2,610,000	2,693,494
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,078,210
Indiana Fin. Auth. Hwy. RRB, Ser. A, 4.50%, 12/01/2020	5,000,000	5,003,450
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	520,000	533,863

		11,880,421

MISCELLANEOUS REVENUE 5.4%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	1,047,660
Castle Rock, CO Golf Enterprise RRB, 5.10%, 12/01/2022	1,000,000	989,480
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB, Ser. A, 5.50%, 10/01/2032	1,000,000	1,050,140

6

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Florida Board of Ed. Lottery RB, Ser. A, 5.00%, 07/01/2018, (Insd. by AMBAC)	$23,145,000	$24,472,134
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,064,383
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA) ‡	3,855,000	3,728,286
5.00%, 08/01/2025, (Insd. by MBIA) ‡	4,050,000	3,916,876
5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,260,000	2,185,713
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	3,500,000	3,420,655
Mediterra South Cmnty. Dev. Dist. of Florida Capital Impt. RB, Ser. A, 6.95%, 05/01/2031	2,715,000	2,791,427
New York Urban Dev. Corp. RB, Sub-Lien, 5.50%, 07/01/2016	10,000,000	10,111,100
New York, NY TFA RRB, Future Tax Secd., Ser. B, 5.00%, 05/01/2030	965,000	982,071
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,625,620
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	2,750,000	2,456,465
Puerto Rico Pub. Bldg. Auth. RB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	270,000	275,516
Red River, TX Ed. Fin. RRB, Hockaday Sch. Proj., 5.00%, 05/15/2025	1,065,000	1,084,000

		66,201,526

POWER 0.4%
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,109,080
Arizona Agriculture Impt. & Power Dist. Elec. Sys. RRB, Salt River Proj., Ser. A, 5.00%, 01/01/2022	1,150,000	1,185,144
Chaska, MN Elec. RRB, Generating Facs., Ser. A, 5.25%, 10/01/2020	1,200,000	1,256,232
North Carolina Eastern Muni. Power Sys. Agcy. RRB:
Ser. C, 5.375%, 01/01/2017	1,000,000	1,019,640
Ser. D:
5.125%, 01/01/2023	500,000	489,315
5.125%, 01/01/2026	450,000	434,156

		5,493,567

PRE-REFUNDED 10.5%
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,751,070
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%, 04/01/2022	1,000,000	1,088,250
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,459,880
Coral Gables, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida, 5.25%, 08/15/2024	5,000,000	5,410,800
Florida GO, Broward Cnty. Expressway proj., 9.875%, 07/01/2009	2,215,000	2,384,536
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	4,500,000	5,019,750
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,223,430
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%, 11/15/2029	10,000,000	11,084,400
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,458,389
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	585,210
Larimer Cnty., CO Sch. Dist. No. 1 GO, 5.50%, 12/15/2023, (Insd. by MBIA)	1,000,000	1,094,240
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	6,815,000	7,341,459
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,082,837
6.25%, 08/15/2022	5,000,000	5,574,750
6.375%, 08/15/2027	3,000,000	3,361,710
6.50%, 08/15/2032	5,000,000	5,630,900
Metropolitan Trans. Auth. RB, New York Svcs. Contract:
Ser. 7, 5.625%, 07/01/2016	11,600,000	11,904,152
Ser. 8, 5.375%, 07/01/2021	1,000,000	1,085,470
New York, NY TFA RRB, Future Tax Secd., Ser. B, 5.00%, 05/01/2030	35,000	37,134
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	40,000	48,376
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.125%, 07/01/2042	2,000,000	2,129,000

7

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys.:
5.25%, 11/15/2018	$2,000,000	$2,147,220
6.25%, 11/15/2024	4,000,000	4,448,680
Ser. 3, 5.50%, 10/01/2008	5,785,000	5,878,833
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,595,000	1,876,757
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,143,550
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	10,958,900
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,595,551
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	775,968
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%, 08/01/2030	6,675,000	7,758,619
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group Proj., 5.75%, 11/15/2033	5,000,000	5,457,750
University of Colorado COP, Master Lease Agreement, Ser. A, 5.00%, 06/01/2033, (Insd. by AMBAC)	1,000,000	1,059,810

		127,857,381

PUBLIC FACILITIES 0.6%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,146,620
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	5,000,000	4,795,900

		6,942,520

RESOURCE RECOVERY 0.3%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,979,800

SALES TAX 2.7%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2017	11,565,000	12,200,612
Metropolitan Atlanta Rapid Transit Auth. of Georgia Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	5,155,000	5,532,862
Orange Cnty., FL Sales Tax RRB, Ser. A, 5.125%, 01/01/2021, (Insd. by FGIC)	2,200,000	2,302,828
Regional Trans. Dist. of Colorado Sales Tax RRB, Ser. A, 5.00%, 11/01/2020, (Insd. by AMBAC)	1,000,000	1,042,120
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	11,748,840

		32,827,262

SOLID WASTE 0.3%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,029,960
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,161,580

		4,191,540

SPECIAL TAX 5.7%
Confluence Metro. Dist. of Colorado Tax Supported RB:
5.40%, 12/01/2027	3,000,000	2,823,780
5.45%, 12/01/2034	2,000,000	1,853,080
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,276,572
Coralville, IA Urban Renewal RB, Ser. C, 5.00%, 06/01/2013	1,000,000	1,020,440
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.00%, 01/01/2024	2,000,000	2,041,200
5.25%, 01/01/2020	6,000,000	6,265,380
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint Proj., Ser. E:
5.00%, 04/01/2019	890,000	899,416
5.00%, 04/01/2020	975,000	980,860
5.125%, 04/01/2025	2,000,000	1,973,700
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,450,444
Ser. B, 5.45%, 03/01/2036	2,665,000	2,462,620

8

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
New York Throughway Auth. Personal Income Tax RRB, Ser. A:
5.00%, 03/15/2017	$2,750,000	$2,949,320
5.00%, 03/15/2018	2,000,000	2,135,960
New York, NY TFA RB, Sub-Ser. A-1, 5.00%, 08/01/2020	10,000,000	10,506,000
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	10,000,000	10,547,700
San Jose, CA Redev. Agcy. Tax Allocation RRB, Merged Area Redev. Proj., Ser. A, 5.00%, 08/01/2027 #	5,000,000	5,114,600
Washington, DC Convention Ctr. Auth. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	11,653,816

		68,954,888

STUDENT LOAN 0.3%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,477,787
Mississippi Higher Ed. Assistance Corp. RB, Sub. Ser. C, 6.05%, 09/01/2007	5,000	5,000
Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009	1,000,000	1,001,250
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	635,000	659,841

		3,143,878

TOBACCO REVENUE 0.9%
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	10,000,000	10,578,800

TRANSPORTATION 5.2%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,357,715
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,136,200
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,177,500
Lower Colorado River Auth. of Texas Transmission Contact RRB, 5.00%, 05/15/2025, (Insd. by FGIC)	1,000,000	1,013,080
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,384,739
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A:
5.125%, 01/01/2029	1,000,000	1,014,670
5.75%, 01/01/2018	1,000,000	1,123,440
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Second Gen. RB, Ser. B, 5.00%, 04/01/2021	4,295,000	4,506,443
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	15,000,000	15,987,000
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	4,994,307
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,796,289
Port Seattle, WA RB, Ser. B, 5.625%, 02/01/2024, (Insd. by MBIA)	1,000,000	1,034,530
South Carolina Trans. Infrastructure RB, Ser. A:
5.00%, 10/01/2019	5,000,000	5,261,500
5.00%, 10/01/2021	6,160,000	6,429,377
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	500,000	626,770

		62,843,560

UTILITY 2.0%
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,481,024
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,336,250
Main Street Natural Gas, Inc. of Georgia RB, Gas Proj., Ser. A:
5.00%, 03/15/2016	8,000,000	8,278,560
5.00%, 03/15/2018	5,000,000	5,186,600

		24,282,434

WATER & SEWER 4.6%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,610,750
Augusta, GA Water & Sewer RB, 5.25%, 10/01/2039	1,000,000	1,036,430
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,095,338
Colorado Springs, CO Util. RB, Sub. Lien, Ser. A, 5.00%, 11/15/2033	1,000,000	1,016,450
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,021,610
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2019, (Insd. by AMBAC)	10,000,000	10,065,800
Detroit, MI Sewer Disposal RRB, Sr. Lien, Ser. A, 5.00%, 07/01/2023, (Insd. by FSA)	3,000,000	3,079,110

9

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	$2,185,000	$2,298,970
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	468,923
Ser. E, 6.875%, 06/15/2010	285,000	287,294
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB, Ser. B, 6.00%, 06/15/2033	375,000	399,371
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,337,884
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018, (Insd. by FGIC)	1,000,000	1,088,760
Tucson, AZ Water RB, Ser. 2005-B, 5.00%, 07/01/2023, (Insd. by FSA)	2,500,000	2,606,375
Tucson, AZ Water RRB, 5.50%, 07/01/2017, (Insd. by FGIC)	2,250,000	2,447,010
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,261,632
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,399,068
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,540,469

		56,061,244

Total Municipal Obligations (cost $1,222,339,860)		1,233,039,122

	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø ## (cost $22,224,744)	22,224,744	22,224,744

Total Investments (cost $1,244,564,604) 102.9%		1,255,263,866
Other Assets and Liabilities (2.9%)		(35,945,279)

Net Assets 100.0%		$1,219,318,587

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

10

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Florida	18.0%
New York	9.3%
Texas	8.9%
Colorado	5.2%
California	5.0%
South Carolina	5.0%
Virginia	4.1%
Indiana	3.5%
Georgia	3.3%
Alabama	3.0%
Maryland	2.8%
Michigan	2.3%
Arizona	2.2%
Washington	2.1%
North Carolina	2.0%
Alaska	1.7%
Nevada	1.6%
Ohio	1.5%
Illinois	1.4%
Kansas	1.4%
Massachusetts	1.4%
Connecticut	1.3%
District of Columbia	1.1%
Minnesota	1.0%
Pennsylvania	1.0%
Missouri	0.9%
Oklahoma	0.9%
Oregon	0.9%
New Jersey	0.8%
Mississippi	0.6%
New Hampshire	0.6%
Delaware	0.4%
Iowa	0.4%
Puerto Rico	0.4%
Wisconsin	0.4%
New Mexico	0.3%
Vermont	0.3%
Kentucky	0.2%
North Dakota	0.2%
West Virginia	0.2%
Arkansas	0.1%
Idaho	0.1%
Louisiana	0.1%
Nebraska	0.1%
Rhode Island	0.1%
Tennessee	0.1%
Non-state specific	1.8%

100.0%

At August 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$31,024,000	0.75% – 1.30%	$63,913,294

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,244,567,811. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,807,193 and $16,111,138, respectively, with a net unrealized appreciation of $10,696,055.

11

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 4.6%
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	$2,000,000	$2,142,000
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,034,400
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,160,640
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%, 09/01/2009	3,000,000	3,038,700
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,315,827
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,467,570

		13,159,137

COMMUNITY DEVELOPMENT DISTRICT 4.0%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,218,204
5.20%, 07/01/2013	1,300,000	1,289,470
5.30%, 07/01/2014	1,470,000	1,460,754
5.40%, 07/01/2015	1,050,000	1,044,624
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,052,000	1,073,892
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,595,000	1,562,941
4.70%, 09/01/2012	1,755,000	1,724,656
5.00%, 09/01/2013	2,215,000	2,201,422

		11,575,963

CONTINUING CARE RETIREMENT COMMUNITY 10.6%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	605,000	612,744
Central Texas Retirement Facs. RB, Ser. A, 5.25%, 11/01/2016	500,000	488,245
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	4,500,000	4,373,730
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015 #	1,075,000	1,130,104
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A:
5.25%, 11/01/2013	1,100,000	1,093,180
5.25%, 11/01/2014	1,195,000	1,183,181
5.25%, 11/01/2015	650,000	641,180
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,460,000	2,379,287
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 4.75%, 01/01/2013	9,000,000	8,829,270
Massachusetts Dev. Fin. Agcy. RB, Orchard Cove Proj., 5.00%, 10/01/2017	1,325,000	1,271,205
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj., 5.50%, 10/01/2007	1,075,000	1,075,355
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	1,011,300
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,098,762
Northwest Sr. Hsg. Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,020,300
5.75%, 11/15/2013	1,165,000	1,191,073
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,998,410

		30,397,326

EDUCATION 4.9%
Illinois Edl. Facs. Auth. RB, Univ. of Chicago, FRN, 4.05%, 07/01/2025	1,000,000	1,004,340
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	3,030,000	3,188,378
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,040,870
Pennsylvania Higher Edl. Assistance Agcy. RB, ARS, Ser. Z-1, 3.85%, 06/01/2039	9,000,000	9,000,000

		14,233,588

ELECTRIC REVENUE 2.9%
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,396,491
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,608,047
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	259,603

		8,264,141

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 3.7%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	$5,225,000	$5,566,558
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,029,450

		10,596,008

GENERAL OBLIGATION – STATE 4.9%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,750,000	2,858,763
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	5,981,512
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,147,150

		13,987,425

HOSPITAL 16.7%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	513,890
5.00%, 01/01/2015	500,000	513,240
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,327,878
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%, 07/01/2026	2,985,000	3,022,611
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,007,700
5.00%, 06/01/2009	1,035,000	1,052,088
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,158,536
Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	750,000
5.75%, 09/01/2008	500,000	508,250
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,548,495
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,185,365
5.25%, 06/01/2016	1,000,000	1,024,010
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008 ##	2,710,000	2,743,008
Henderson, NV Hlth. Care Facs. RB, Catholic Healthcare West Proj., Ser. B, 5.00%, 07/01/2013	2,000,000	2,060,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029	4,000,000	4,066,160
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,044,888
4.75%, 06/01/2009	1,085,000	1,098,194
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	345,000	351,269
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 05/01/2013	1,500,000	1,557,795
Ser. F, 5.50%, 11/15/2010	1,000,000	1,045,870
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	201,006
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	517,400
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian Group, Inc.)	635,000	640,950
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,249,443
5.25%, 02/15/2010	1,900,000	1,929,032
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%, 01/01/2010	3,970,000	4,167,746
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida Group Proj., 5.00%, 08/15/2014	1,500,000	1,569,675
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,665,211
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	583,573
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	826,064
5.00%, 01/01/2009	965,000	970,867

		47,900,214

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 5.6%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	$2,885,000	$2,976,368
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	785,000	800,339
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,245,000	1,244,988
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	285,000	286,476
Ser. C-2, 5.40%, 04/01/2031	370,000	371,306
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	1,715,000	1,767,033
North Dakota HFA RB, Hsg. Fin. Program, Ser. A, 5.70%, 07/01/2030	325,000	326,641
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	115,000	117,984
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	350,000	357,196
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	35,000	35,376
Ser. J, 4.70%, 07/01/2030	1,215,000	1,218,451
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	985,000	1,003,695
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	4,770,000	4,828,957
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	845,000	854,413

		16,189,223

INDUSTRIAL DEVELOPMENT REVENUE 16.2%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	1,000,000	999,710
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj.:
ARS, 4.25%, 10/01/2032	5,742,000	5,742,000
FRN, 4.45%, 01/01/2032	6,325,000	6,362,254
California PCRB, Solid Waste Disposal, Republic Svcs., Inc. Proj., FRN, 4.20%, 03/01/2028	1,250,000	1,250,000
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,438,544
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.35%, 05/01/2039, (Gtd. by Cinergy Corp.)	3,000,000	3,000,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj.:
5.50%, 11/01/2007	1,500,000	1,500,810
5.75%, 11/01/2009	1,945,000	1,957,020
Indiana Dev. Fin. Auth. IDRB, Republic Svcs., Inc. Proj., FRN, 4.30%, 11/01/2035	5,000,000	5,000,000
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,202,738
Jefferson Parish, LA IDRB, Sara Lee Corp Proj., FRN, 4.18%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDA PCRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,010,950
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 4.35%, 03/01/2031	3,000,000	3,012,000
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,958,930
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,162,420
Richland Cnty., SC Env. Impt. RRB, Intl. Co. Proj., Ser. A, 4.60%, 09/01/2012 #	1,500,000	1,502,130

		46,499,506

LEASE 1.8%
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,194,250

PRE-REFUNDED 5.2%
Broward Cnty., FL GO, 9.875%, 07/01/2009	610,000	656,689
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%, 07/01/2026	265,000	272,603
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	355,000	371,706
Dallas, TX Area Rapid Trans. RB, Sr. Lien, 5.00%, 12/01/2031	6,760,000	7,096,851
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,152,274
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	2,345,000	2,431,929
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	430,000	443,734
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	1,610,000	1,675,044

		15,100,830

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.8%
Confluence Metro. Dist., Colorado RB, 5.25%, 12/01/2017	$2,000,000	$1,930,680
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	509,475
5.00%, 06/01/2014	500,000	509,715
Puerto Rico Sales Tax Fin. Corp. RB, Class A, FRN, 4.14%, 08/01/2057, (Liq.: Societe Generale)	5,000,000	5,000,000

		7,949,870

SOLID WASTE 1.3%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,641,470

SPECIAL TAX 2.4%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	2,080,000	2,139,738
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	4,891,650

		7,031,388

STUDENT LOAN 3.5%
Missouri Higher Ed. Student Loan Auth. RB, Ser. I, ARS, 4.05%, 07/15/2042	5,000,000	5,000,000
Rhode Island Student Loan Auth. RB, ARS, Ser. II, 4.15%, 12/01/2037, (Insd. by AMBAC)	5,000,000	5,000,000

		10,000,000

TRANSPORTATION 3.1%
Buffalo & Fort Erie, NY Pub. Bridge Auth. Toll Sys. RRB, FRN, 4.00%, 01/01/2025	1,500,000	1,506,315
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,329,243

		8,835,558

UTILITY 3.8%
Houston, TX Util. Sys. RRB, Combined First Lien, Ser. B, 5.00%, 11/15/2015	3,965,000	4,237,792
Main Street Natural Gas, Inc. RB, Georgia Gas Proj., Ser. A, 5.00%, 03/15/2014	2,750,000	2,854,225
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	892,304
Roseville, CA RB, Natural Gas Financing Auth. RB:
5.00%, 02/15/2014	2,000,000	2,061,660
5.00%, 02/15/2015	1,000,000	1,028,670

		11,074,651

Total Municipal Obligations (cost $283,079,393)		281,630,548

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø ## (cost $303,997)	303,997	303,997

Total Investments (cost $283,383,390) 98.1%		281,934,545
Other Assets and Liabilities 1.9%		5,325,535

Net Assets 100.0%		$287,260,080

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Texas	12.0%
Florida	8.1%
Pennsylvania	7.1%
Georgia	6.9%
Missouri	5.9%
California	5.4%
Maryland	4.8%
New York	3.6%
Michigan	3.3%
Indiana	3.1%
Nevada	2.9%
Tennessee	2.9%
Illinois	2.5%
Ohio	2.5%
Alabama	2.3%
Wisconsin	2.1%
Colorado	1.9%
Puerto Rico	1.9%
Arizona	1.8%
Rhode Island	1.8%
South Carolina	1.8%
Kansas	1.7%
South Dakota	1.7%
Washington	1.7%
North Carolina	1.5%
Virginia	1.4%
Iowa	1.2%
District of Columbia	1.1%
Oregon	1.0%
Louisiana	0.9%
Montana	0.9%
New Mexico	0.6%
Massachusetts	0.5%
Maine	0.4%
New Jersey	0.4%
Oklahoma	0.2%
North Dakota	0.1%
Non-state specific	0.1%

100.0%

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $283,383,390. The gross unrealized appreciation and depreciation on securities based on tax cost was $876,285 and $2,325,130, respectively, with a net unrealized depreciation of $1,448,845.

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 93.8%
AIRPORT 14.7%
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	$1,730,000	$1,769,859
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,085,960
Chicago, IL Midway Arpt. RB:
Ser. A, 5.30%, 01/01/2008	1,000,000	1,004,230
Ser. B, 5.625%, 01/01/2029	340,000	343,730
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,405,475
5.60%, 01/01/2009	500,000	502,785
5.60%, 01/01/2010	2,000,000	2,011,080
5.625%, 01/01/2012	3,000,000	3,016,680
5.625%, 01/01/2013	1,100,000	1,106,116
5.625%, 01/01/2015	5,300,000	5,329,468
Dade Cnty., FL Aviation RB:
Ser. A:
5.75%, 10/01/2015	2,000,000	2,033,480
5.75%, 10/01/2018	100,000	101,525
5.75%, 10/01/2026	1,340,000	1,360,435
Ser. B, 5.60%, 10/01/2026	435,000	441,399
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	590,000	596,484
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,160,830
Ser. B, 5.25%, 07/01/2014	350,000	356,975
Sub Lien:
Ser. A:
5.625%, 07/01/2021	4,410,000	4,546,225
6.00%, 07/01/2012	3,960,000	4,063,000
Ser. B, 5.25%, 07/01/2015	1,250,000	1,274,912
Kenton Cnty., KY Arpt. Board RB, Cincinnati/Northern Kentucky Intl. Arpt., Ser. B, 5.60%, 03/01/2009	280,000	282,195
Kenton Cnty., KY Arpt. Board RRB, Cincinnati/Northern Kentucky Intl. Arpt., Ser. A, 6.30%, 03/01/2015	1,500,000	1,532,550
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	774,742
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,517,089
5.25%, 09/01/2012	1,535,000	1,573,467
5.25%, 09/01/2013	1,610,000	1,650,347
5.75%, 09/01/2016	4,325,000	4,374,132
Ser. A:
5.50%, 09/01/2007, (Insd. by MBIA)	100,000	100,000
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	5,679,348
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,796,633
Orlando, FL Greater Orlando Aviation Auth. RB, Arpt. Facs. Proj.:
5.125%, 10/01/2015	100,000	101,062
5.25%, 10/01/2023	135,000	136,449
Panama City/Bay Cnty., FL Indl. Arpt. Dist. RRB, 5.30%, 10/01/2009	100,000	100,091
Pensacola, FL Arpt. RB, Ser. B, 5.40%, 10/01/2007	140,000	140,172
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,739,145
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,136

		72,108,206

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,445,000	1,524,750

1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	$120,000	$120,714
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	860,000	1,012,667
California CDA COP, SAVRS, Eskaton Properties, Inc., 5.00%, 05/15/2029	100,000	100,000
Clarksville, IN RRB, SAVRS, Retirement Hsg. Foundation, 6.75%, 12/01/2025	4,150,000	4,150,000
Crossville, TN Hlth. & Ed. Board RRB, Century Place Hlth. Ctr. Proj., Ser. A, 7.75%, 06/01/2013	450,000	450,589
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%, 02/15/2025, (Insd. by MBIA)	385,000	385,489
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 6.75%, 12/01/2028	950,000	950,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,026
Michigan Hosp. Fin. Auth. RRB, Presbyterian Village, 3.75%, 11/15/2007	300,000	299,424
New York Dorm. Auth. Mtge. RB, Shorefront Jewish Geriatric Ctr., Inc., 4.00%, 02/01/2012	110,000	109,919
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,630
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,170,000	2,353,365
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 • + ☐	1,000,000	451,300

		10,894,123

EDUCATION 5.5%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	150,000	150,414
California Edl. Facs. Auth. RB:
College & Univ. Proj., 5.50%, 03/01/2011	440,000	449,368
College of Osteopathic Medicine, 5.75%, 06/01/2018	1,715,000	1,717,950
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A:
5.375%, 03/01/2010	150,000	151,263
5.625%, 03/01/2016	5,000,000	5,077,300
Ser. D, 5.375%, 03/01/2010	200,000	201,684
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	100,000	100,099
Ser. C:
5.25%, 10/01/2013	100,000	102,103
5.375%, 10/01/2016	500,000	510,565
5.40%, 10/01/2022	200,000	204,216
Central Texas College Dist. Bldg. RB, 4.625%, 05/15/2009	100,000	100,069
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007, (Insd. by BIG)	25,000	25,064
District of Columbia American Med. Colleges RRB, Ser. A, 5.375%, 02/15/2017	4,200,000	4,288,914
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	448,996
Florida Board of Ed. Capital Outlay Pub. Ed. GO, Ser. B, 4.75%, 06/01/2021	1,500,000	1,503,075
Kane Cnty., IL Sch. Dist. Refunding GO, No. 129 Aurora West Side, 5.50%, 02/01/2011	300,000	302,118
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	5,945,366
Massachusetts Edl. Fin. Auth. RB:
Ser. A, 4.875%, 01/01/2011	405,000	409,726
Ser. E, 4.50%, 01/01/2009	920,000	919,595
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,631
Multnomah Cnty., OR Edl. Facs. RRB, Univ. of Portland Proj., 5.00%, 04/01/2011	1,150,000	1,171,655
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	205,000	215,256
Saddleback Cmnty. College Dist., California COP, 1996 Capital Impt. Fin. Proj., 5.50%, 06/01/2021	225,000	227,536
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame Du Lac Proj., 5.25%, 03/01/2021	1,000,000	1,007,010
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus Foundation, 5.875%, 06/01/2022	345,000	349,972
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	313,388
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	400,536
University of Washington RB, Revenue Dept. of Intercollegiate Athletics, 5.00%, 06/01/2012	250,000	250,235
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd. by FSA)	500,000	500,975

		27,047,079

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 0.1%
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	$470,000	$470,442

GENERAL OBLIGATION – LOCAL 9.3%
Anchorage, AK GO, Ser. B, 5.125%, 10/01/2007	225,000	225,241
Bartlett, IL Park Dist. GO, 4.375%, 12/15/2010	275,000	275,137
Belchertown, MA GO, 5.00%, 02/15/2012	560,000	563,013
Beloit, WI Sch. Dist. Refunding GO, 5.00%, 10/01/2012	200,000	200,186
Bernalillo, NM Muni. Sch. Dist. No. 1 GO, 5.40%, 08/01/2008	150,000	150,189
Carrollton-Farmers Branch Independent Sch. Dist., Texas Refunding GO, 5.00%, 02/15/2019	190,000	190,920
Charlotte, NC Refunding GO, 5.25%, 02/01/2016	5,755,000	5,903,364
Chicago, IL Board of Ed. Sch. Reform GO, Ser. A, 5.25%, 12/01/2027	4,000,000	4,093,440
Chicago, IL Park Dist.:
Aquarium & Museum GO, 5.125%, 01/01/2014	100,000	100,392
Unrefunded Balance Ltd. Tax GO, 5.30%, 01/01/2015	475,000	477,133
Commerce, TX Independent Sch. Dist. Refunding GO, 5.00%, 08/15/2022	295,000	297,307
Detroit, MI Refunding GO, Ser. B, 5.375%, 04/01/2012	2,000,000	2,018,020
East Side High Sch. Dist. of California, Santa Clara Cnty. Refunding GO, Ser. E, 5.00%, 09/01/2022	3,355,000	3,357,986
Everett, WA GO, 5.05%, 09/01/2010	270,000	270,000
Fort Bend, TX Independent Sch. Dist. Refunding GO, 5.375%, 02/15/2024	7,000,000	7,124,740
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,000,000	1,021,180
5.25%, 09/01/2019	500,000	510,590
Grapevine, TX GO, 5.25%, 02/15/2014	2,860,000	2,863,232
Harris Cnty., TX Muni. Util. Dist. Waterworks & Sewer Sys. GO, 5.00%, 03/01/2017	185,000	185,015
Harris Cnty., TX Refunding GO, 5.00%, 10/01/2015	200,000	200,184
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,119
Itasca, IL GO, 4.30%, 12/15/2012	150,000	150,064
Jefferson Cnty., MT Sch. Dist. No. 1 Refunding GO:
4.00%, 06/15/2008	170,000	170,044
4.10%, 06/15/2010	230,000	230,078
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,961
Kingsbridge, TX Muni. Util. Dist. Refunding GO, 5.30%, 03/01/2008	1,000,000	1,001,160
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	78,402
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	202,220
Mentor, OH GO, 7.15%, 12/01/2011	270,000	272,217
Nashua, NH Refunding GO, 5.25%, 11/01/2008	905,000	911,643
New York, NY GO:
Ser. A, 6.25%, 08/01/2009	2,895,000	2,917,262
Ser. B, 5.625%, 08/15/2009	1,110,000	1,111,643
Ser. C, 5.375%, 11/15/2017	195,000	197,434
Ser. D:
5.50%, 08/01/2010, (Insd. by FSA)	85,000	85,964
5.50%, 08/01/2010	250,000	252,825
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	25,000	25,398
Ser. H, 6.00%, 08/01/2010	200,000	202,340
Ser. I, 6.00%, 04/15/2012, (Insd. by FSA)	290,000	293,402
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,115
New York, NY Refunding GO, Ser. D, 5.875%, 11/01/2011	495,000	503,212
North Pennsylvania Sch. Dist. GO, 5.25%, 09/01/2007	770,000	770,000
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,180

3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	$250,000	$250,085
Ser. A:
4.85%, 09/01/2010	605,000	607,995
5.00%, 09/01/2012	250,000	251,357
5.125%, 09/01/2018	100,000	100,376
Perryton, TX Independent Sch. Dist. GO, 5.00%, 08/15/2014	300,000	300,276
Pima Cnty., AZ GO, Cmnty. College Dist. Proj. of 1995, Ser. B, 4.60%, 07/01/2008	325,000	325,182
Reno, NV Refunding GO, Ser. B, 4.90%, 05/01/2008	300,000	300,288
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,073
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,384
San Francisco, CA GO, Ser. 1, 5.00%, 06/15/2011	1,000,000	1,020,970
Santa Clara Cnty., CA Refunding GO, East Side High Sch. Dist., 4.20%, 09/01/2009	175,000	175,084
Snohomish & Island Cnty., WA Refunding GO, St. Anwood Sch. Dist. No. 401, 4.75%, 12/01/2007	725,000	725,587
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,010,560
Whidbey Island, WA Refunding GO, Pub. Hosp. Dist., 5.55%, 12/01/2008	300,000	300,426
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,453

		45,743,048

GENERAL OBLIGATION – STATE 1.9%
California GO, 6.25%, 10/01/2019	15,000	15,030
Connecticut GO, 5.65%, 03/15/2012	270,000	270,397
District of Columbia GO, Ser. A, 5.25%, 06/01/2014, (Insd. by MBIA)	400,000	407,812
Florida Refunding GO, Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	353,497
Guam Govt. GO, Ser. A, 5.20%, 11/15/2008, (Insd. by MBIA & Radian Group, Inc.)	300,000	300,342
Illinois GO:
5.15%, 07/01/2015	145,000	146,597
5.25%, 07/01/2022	150,000	151,647
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,001,300
Texas GO:
Ser. A, 5.40%, 08/01/2032	115,000	117,254
Water Dev.:
Ser. A, B & C, 5.50%, 08/01/2016	250,000	250,515
Ser. D, 5.00%, 08/01/2019	5,910,000	5,918,510
Wisconsin Refunding GO, Veteran Hsg., Ser. 2, 6.10%, 05/01/2014	450,000	450,684

		9,383,585

HOSPITAL 8.3%
Abilene, TX Hlth. Facs. Dev. Corp. Hosp. RRB, Hendrick Med. Ctr., 6.00%, 09/01/2013	500,000	500,795
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth. Sys., 9.25%, 11/15/2030	2,000,000	2,360,960
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	110,000	110,108
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	100,000	100,455
California Hlth. Facs. Fin. Auth. RRB, Pomona Valley Hosp., Ser. A, 5.625%, 07/01/2019	200,000	204,290
Chatham Cnty., GA Hosp. Auth. RRB, Mem. Med. Ctr., Ser. A, 5.70%, 01/01/2019	125,000	127,679
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%, 05/15/2014	20,000	20,020
Connecticut Hlth. & Edl. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,820
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	279,276
Stamford Hosp., Ser. F, 5.40%, 07/01/2009	1,500,000	1,517,100
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	889,051
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,336
Illinois Hlth. Facs. Auth. RB:
Hosp. Sisters Svcs., Inc., Ser. A, 5.375%, 06/01/2016	1,500,000	1,530,225
Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	176,465
Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	960,592
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB:
Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,753,468
King’s Daughters’ Hosp., 5.35%, 02/15/2009	310,000	314,495

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RRB, St. Bernard’s Hosp. Regl.
Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	$1,950,000	$1,972,444
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,021
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,553,550
5.75%, 11/15/2011	750,000	766,050
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	70,000	70,202
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,430,000	1,438,480
Marion Cnty., SC Hosp. Dist. RRB, 5.375%, 11/01/2025	225,000	225,387
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A, 5.10%, 07/01/2010	2,510,000	2,537,635
Massachusetts Hlth. & Edl. Facs. Auth. RRB, South Shore Hosp., Ser. E:
5.50%, 07/01/2013	400,000	400,476
5.50%, 07/01/2020	450,000	454,545
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	194,998
New Jersey Hlth. Care Facs. Fin. Auth. RB:
St. Joseph’s Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,427,900
St. Peter’s Med. Ctr., Ser. F, 5.00%, 07/01/2012	150,000	150,119
New York Med. Care Facs. Fin. Agcy. RB, Montefiore Med. Ctr., 5.60%, 02/15/2009	150,000	150,198
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,018,900
Ser. A, 6.00%, 08/15/2018	1,725,000	1,806,196
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	485,000	541,987
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB, Texas Hlth. Resources Sys., Ser. A:
5.25%, 02/15/2022	6,600,000	6,774,768
5.75%, 02/15/2011	630,000	648,094
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	805,000	795,960
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Aurora Hlth. Care., Inc., 5.25%, 08/15/2017	1,000,000	1,020,250

		40,602,295

HOUSING 12.5%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	380,000	382,991
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	470,000	471,974
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	305,000	305,689
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,690,000	362,928
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	4,985,215
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	200,000	147,620
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	375,000	383,340
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	100,000	102,253
5.95%, 08/01/2028	390,000	398,081
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	285,000	292,949
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	280,000	278,625
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,295,000	676,750
Ser. B-2, 7.00%, 05/01/2026	80,000	82,037
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	700,000	703,850
Connecticut HFA, Hsg. Mtge. Fin. Auth. Proj., Ser. A-2, 5.10%, 11/15/2018	110,000	110,419
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	590,000	606,845
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	155,000	157,540
District of Columbia HFA RB:
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	92,500	92,704
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	356,731
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,520,000	1,379,779
0.00%, 07/01/2030, (Insd. by FSA) ¤	3,150,000	668,052
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	225,000	225,331

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	$485,000	$504,885
Georgia HFA RB, Ser. B-2, 5.50%, 12/01/2032	100,000	100,819
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,237,104
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	334,905
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	55,000	55,051
Ser. F2, 5.70%, 07/01/2010	165,000	166,051
Illinois HDA Homeowner Mtge. RB, Ser. B-2, 5.40%, 08/01/2028	90,000	90,415
Illinois HDA Multi-Family Program RB, Ser. 3, 6.10%, 09/01/2013	770,000	770,885
Indiana HFA SFHRB, Ser. A, 6.80%, 01/01/2017	515,000	527,319
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	64,170
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	40,000	40,380
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	719,908
Los Angeles, CA MHRB, Earthquake Rehabilitation Proj., Ser. B, 5.85%, 12/01/2027	970,000	972,852
Louisiana HFA SFHRB, AMT:
Ser. A-2, 6.30%, 12/01/2019	220,000	222,088
Ser. B-2, 5.55%, 06/01/2019	765,000	769,452
Ser. C, 6.30%, 06/01/2020	550,000	555,220
Ser. C-1, 5.60%, 12/01/2017	825,000	830,008
Home Owner, Ser. C-2, 5.55%, 06/01/2035	340,000	346,627
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,391,004
Maryland Cmnty. Dev. Admin. Dept. of Hsg. & Cmnty. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	451,306
Ser. D, 5.375%, 09/01/2024	500,000	503,945
Massachusetts Hsg. Fin. Agcy. RB, Ser. B, 5.40%, 12/01/2028	360,000	367,999
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	1,970,000	2,042,082
Missouri Hsg. Dev. Cmnty. MHRB, Ser. IA, 5.375%, 01/01/2033	200,000	200,808
Missouri Hsg. Dev. Commission RRB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	360,000	256,522
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	117,214
New Hampshire HFA SFHRB:
AMT, Mtge. Acquisition, Ser. B, 4.85%, 07/01/2015	450,000	457,826
Mtge. Acquisition, Ser. E, 4.65%, 07/01/2014	360,000	363,920
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A:
4.85%, 11/01/2008	75,000	75,798
5.55%, 05/01/2027	515,000	523,796
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,587
New Mexico Mtge. Fin. Auth. SFHRB, 6.00%, 01/01/2029	135,000	136,744
New York Hsg. Fin. Agcy. MHRB, Ser. B, 6.10%, 08/15/2016	220,000	221,885
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	10,090,000	10,126,627
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	400,000	407,104
North Dakota HFA RB, 4.20%, 07/01/2011	520,000	521,362
Ohio HFA RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	155,000	159,974
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	12,625
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	625,000	147,475
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,255,000	2,353,611
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts. Proj. A, 5.75%, 07/01/2041	70,000	71,098
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	235,000	236,015
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63A, 0.00%, 04/01/2030 ¤	250,000	68,885
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,459,798
Ser. 70-A, 4.90%, 10/01/2010	400,000	405,748
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,825,000	6,188,363
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,544
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	265,000	264,470
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	320,000	319,360

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RRB, 6.85%, 07/01/2024, (Insd. by MBIA)	$2,960,000	$3,060,403
Sedgwick & Shawnee Cnty., KS SFHRB, Ser. A-1, 0.00%, 12/01/2029 ¤	785,000	221,896
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	203,430
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	123,723
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	195,000	200,070
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	940,000	947,605
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	88,367

		61,264,831

INDUSTRIAL DEVELOPMENT REVENUE 6.8%
Alabama Water PCRB, Ser. B, 5.375%, 08/15/2010	450,000	452,979
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,205,169
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	506,825
Connecticut Dev. Auth. Water Facs. RB, Bridgeport Hydrolic Proj., 6.00%, 09/01/2036	100,000	101,152
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj.:
Ser. A, 5.40%, 03/01/2028	250,000	250,248
Ser. A1, 5.70%, 02/01/2024	250,000	253,000
Kentwood, MI Econ. Dev. Corp. RB Holland Home, Ser. A:
4.125%, 11/15/2007	250,000	249,683
4.25%, 11/15/2008	250,000	248,565
4.30%, 11/15/2009	300,000	297,186
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	201,572
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	790,000	733,878
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	420,000	421,201
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,111,640
West Penn Power Co., 6.15%, 05/01/2015	10,000,000	10,209,300
Red River Auth., Texas PCRB, Southwestern Pub., 5.20%, 07/01/2011	250,000	256,533
South Dakota EDFA RB, 4.95%, 04/01/2009	215,000	215,877
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	157,158
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	167,498
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,995,000	9,174,270
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,498,842
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	441,003

		33,153,579

LEASE 1.5%
Arizona State Muni. Fin. Proj. Refunding COP, Ser. 10, 4.80%, 07/01/2008	105,000	105,086
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	665,971
Golden Valley, CA Unified Sch. Dist. COP, 5.35%, 07/01/2027	2,250,000	2,272,410
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	240,017
Philadelphia, PA Indl. Dev. Lease Auth. RB, City of Philadelphia Proj., Ser. A, 5.375%, 02/15/2027	2,975,000	3,026,318
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,012,200
City Justice Ctr., 5.40%, 02/15/2012	375,000	377,689

		7,699,691

MISCELLANEOUS REVENUE 5.3%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 5.25%, 04/01/2023	155,000	157,289
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,093,845
California Statewide CDA RB, SAVRS, 5.00%, 05/15/2029	1,450,000	1,450,000
Delaware Cnty., IN RRB, Edit Corp. Lease Rental, 5.00%, 12/01/2012	295,000	298,764
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	504,930
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	166,782
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000

7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	$5,225,000	$6,019,722
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,623
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	290,000	294,884
New Jersey Bldg. Auth. RRB, 5.125%, 06/15/2016	500,000	510,470
New Jersey Sports & Expo. Auth. Sports RRB, Ser. A, 5.00%, 01/01/2009	130,000	130,126
New York Dorm. Auth. RB, 5.75%, 08/15/2022	35,000	35,758
New York, NY Local Govt. RRB, Ser. A, 5.50%, 04/01/2014	950,000	960,792
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,650,000	2,690,757
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	2,520,000	2,584,436
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	102,146
Weber Cnty., UT Bldg. Auth. Lease RRB:
5.65%, 12/15/2014	2,450,000	2,486,799
5.75%, 12/15/2019	2,890,000	2,934,564

		25,962,687

PORT AUTHORITY 0.9%
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	475,731
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,304,093
Port Auth. of New York & New Jersey RB:
113th 2nd Installment Proj., 4.375%, 12/01/2007	1,000,000	1,000,570
Ser. 109:
5.375%, 07/15/2012	200,000	202,200
5.375%, 01/15/2032	500,000	505,490

		4,488,084

POWER 1.0%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	366,880
North Carolina Muni. Power Agcy. Catawba Elec. RRB, Ser. A, 5.125%, 01/01/2017	1,000,000	1,016,880
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	505,605
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,470,000	1,499,782
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A, 5.10%, 07/01/2010	1,000,000	1,020,980
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	412,480

		4,822,607

PRE-REFUNDED 10.2%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	117,576
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	102,218
California CDA COP, Kaiser Permanente, 5.30%, 12/01/2015, (Insd. by FSA)	1,375,000	1,417,199
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,059
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,197,995
5.50%, 11/15/2012	4,035,000	4,121,389
District of Columbia Hosp. RRB, Medlantic Hlth. Care, Group A:
5.375%, 08/15/2015	8,500,000	8,680,030
5.75%, 08/15/2026	170,000	171,936
5.875%, 08/15/2019	160,000	161,885
Fresno, CA Unified Sch. Dist., Ser. D, 5.00%, 08/01/2011	250,000	253,030
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,407,168
Hamal Florida Spl. Assessment CDD, 6.20%, 05/01/2015	460,000	486,105
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc.:
5.25%, 07/01/2022	240,000	242,657
5.25%, 07/01/2022	680,000	687,528
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	195,000	197,712
Tax Allocation, Ser. G, 6.75%, 07/01/2010	530,000	531,256
Los Angeles, CA RRB, Dept. of Water & Power:
5.00%, 10/15/2016	315,000	322,787
5.00%, 10/15/2017	175,000	179,228
Louisiana Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,018,240
Louisiana Pub. Facs. Auth. RRB, Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	81,121

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Louisville, KY Water RRB, 6.00%, 11/15/2007	$300,000	$301,248
Maricopa Cnty., AZ IDA MHRB, 6.625%, 07/01/2026	2,500,000	2,530,475
Metropolitan Trans. Auth. New York RB, Commuter Facs., Ser. B, 5.00%, 07/01/2011	300,000	306,249
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	102,443
Metropolitan Trans. Auth. New York, Dedicated Tax Fund Bonds RB, Ser. A, 5.25%, 04/01/2009	150,000	151,666
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%, 06/01/2011	2,800,000	2,895,956
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%, 09/01/2016	3,900,000	3,982,602
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,630,000	1,471,616
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	400,000	402,624
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	172,280
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	336,494
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 ¤	20,000	19,531
Perris, CA SFHRB, Ser. A, 0.00%, 06/01/2023 ¤	250,000	114,853
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	519,675
San Antonio, TX Elec. & Gas RRB, Ser. 2000:
5.00%, 02/01/2017	100,000	105,770
6.00%, 02/01/2008	100,000	100,914
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023	5,400,000	5,404,806
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	670,000	670,670
St. Paul, MN Hsg. Redev. Auth. RRB, Tax Increment Downtown & 7th Place Proj., 5.40%, 09/01/2008	150,000	150,846
Stockton, CA Hsg. Facs. RB, O’Conner Woods, Ser. A, 5.20%, 03/20/2009	325,000	325,377
Utah Intermountain Power Agcy. RRB, Ser. F, 5.00%, 07/01/2013	2,410,000	2,412,145
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	185,000	187,189
Ser. D, 4.875%, 08/01/2011	200,000	202,146
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	1,780,000	2,090,752

		49,355,446

PUBLIC FACILITIES 0.6%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014	600,000	600,618
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008	600,000	601,350
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	425,336
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,351,728

		2,979,032

RESOURCE RECOVERY 0.8%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%, 01/01/2008, (Insd. by AMBAC)	500,000	502,005
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,739,356
5.50%, 11/15/2012	920,000	938,216
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	228,109
5.50%, 10/01/2013	300,000	303,726
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,138
Pasco Cnty., FL Solid Waste RB, Ser. B, 5.25%, 04/01/2009	100,000	100,526

		4,077,076

SALES TAX 1.4%
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	520,504
Metropolitan Pier & Expo. Auth. RRB:
Illinois Dedicated State Tax:
5.125%, 06/01/2011	500,000	505,515
5.125%, 06/01/2012	2,500,000	2,527,525
5.50%, 06/01/2011	500,000	500,685
McCormick Plan Expense Proj., Ser. A, 5.25%, 06/15/2027	110,000	110,884
New York Urban Dev. Corp. RRB, 5.50%, 07/01/2016	1,760,000	1,779,994

9

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
San Francisco, CA City & Cnty. Fin. Auth. Tax Allocation RRB, Redev. Proj., Ser. B, 4.75%, 08/01/2017	$275,000	$275,113
Santa Margarita/Dana Point, CA Auth. RB, Ser. A, 5.50%, 08/01/2012	200,000	204,258
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	376,740

		6,801,218

SPECIAL TAX 0.0%
Orange Cnty., FL RRB, Tourist Dev. Tax:
5.125%, 10/01/2020	120,000	121,325
5.125%, 10/01/2021	105,000	106,159

		227,484

STUDENT LOAN 0.2%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	705,000	706,981
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	360,000	360,115

		1,067,096

TOBACCO REVENUE 3.4%
Badger Tobacco Asset Securitization Corp. RB, Asset-Backed, 6.375%, 06/01/2032	250,000	254,827
California Tobacco Securitization Corp. RRB, Enhanced Asset-Backed, Ser. A:
5.00%, 06/01/2015	1,085,000	1,085,553
5.00%, 06/01/2017	250,000	250,125
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,084,440
6.25%, 06/01/2042	5,310,000	5,326,620
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	2,224,820
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	1,345,000	1,346,493
5.25%, 06/01/2012	115,000	115,152
Tobacco Settlement Mgmt. Auth. of South Carolina RB, Ser. B, 6.375%, 05/15/2028	1,755,000	1,803,105

		16,491,135

TRANSPORTATION 3.3%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Ser. 1995, 5.50%, 01/01/2026	1,745,000	1,755,557
Florida Port Fin. Commission RB, State Trans. Trust Fund:
5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,018,140
5.375%, 06/01/2027, (Insd. by MBIA)	335,000	338,615
Florida Turnpike Auth. RRB, Ser. A, 5.125%, 07/01/2012	200,000	202,152
Harris Cnty., TX RRB, Toll Road Auth., Sub Lien, 5.125%, 08/15/2017	1,655,000	1,655,910
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	177,954
Miami, OH Valley Regl. Trans. Auth., Ltd. Tax RB, 5.10%, 12/01/2008	330,000	330,310
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,378,157
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,886,700
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,219,629
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,648

		16,363,772

UTILITY 1.6%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2008	315,000	315,243
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,013
Cuyahoga Cnty., OH Util. Sys. RRB, Med. Ctr. Proj., Ser. B, 5.85%, 08/15/2010	915,000	917,873
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2028	100,000	102,599
Richmond Cnty., GA Water & Sewer RRB, Ser. A, 5.125%, 10/01/2017	100,000	101,390
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	575,880
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,754,417
West Harris Cnty., TX Muni. Util. Dist No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,000,930

		7,773,345

10

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.0%
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	$2,945,000	$2,949,712
Birmingham, AL Water & Sewer RRB, Ser. A, 5.00%, 01/01/2018	2,200,000	2,245,958
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	100,000	100,088
Cleveland, OH Waterworks RRB, 5.25%, 01/01/2014	230,000	233,344
Colorado River, TX Muni. Water Dist. RRB, 5.00%, 01/01/2013	250,000	250,093
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	275,835
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	250,000	251,667
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	305,472
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	310,000	338,005
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B, 5.50%, 06/01/2023	230,000	230,154
New Jersey Wastewater Treatment Trust RB, Ser. B, 5.40%, 09/01/2010	100,000	101,125
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB, Ser. A:
5.125%, 06/15/2017	1,030,000	1,040,763
5.125%, 06/15/2022	1,000,000	1,009,460
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,126
San Diego, CA Pub. Facs. Financing Auth. RB, 5.00%, 05/15/2020	250,000	250,238
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB, Ser. A, 4.875%, 05/15/2008	250,000	250,228

		10,032,268

Total Municipal Obligations (cost $460,049,257)		460,332,879

	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø (cost $16,664,102)	16,664,102	16,664,102

Total Investments (cost $476,713,359) 97.2%		476,996,981
Other Assets and Liabilities 2.8%		13,766,470

Net Assets 100.0%		$490,763,451

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

11

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BIG	Bond Investors Guarantee
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Texas	13.3%
California	9.8%
New York	9.4%
Illinois	7.9%
Massachusetts	6.3%
Florida	5.7%
New Jersey	3.2%
Connecticut	3.1%
District of Columbia	3.0%
West Virginia	3.0%
Pennsylvania	2.8%
Indiana	2.6%
Louisiana	2.4%
Utah	2.2%
Rhode Island	2.0%
Ohio	2.0%
Arizona	1.8%
North Carolina	1.6%
Washington	1.6%
Alabama	1.4%
Oregon	1.3%
Michigan	1.0%
Oklahoma	1.0%
South Carolina	1.0%
Montana	0.7%
Kentucky	0.6%
Arkansas	0.6%
Georgia	0.6%
Maryland	0.5%
Missouri	0.5%
Nebraska	0.4%
New Hampshire	0.4%
Wisconsin	0.4%
Nevada	0.3%
Alaska	0.3%
Colorado	0.3%
Kansas	0.2%
Minnesota	0.2%
New Mexico	0.2%
Virginia	0.2%
Hawaii	0.1%
Maine	0.1%
Mississippi	0.1%
North Dakota	0.1%
Puerto Rico	0.1%
Tennessee	0.1%
Non-state specific	3.6%

100.0%

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $476,876,070. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,577,470 and $2,456,559, respectively, with a net unrealized appreciation of $120,911.

12

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: October 30, 2007

By:
Kasey Phillips Principal Financial Officer

Date: October 30, 2007